Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended															9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018 [1]	Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017 [1]	Sep. 30, 2017	[1]	Jun. 30, 2017 [1]	Mar. 31, 2017 [1]	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 206				$ 2,354											$ 6,374	$ 9,185	$ 11,848	$ 21,686	$ 18,869
General and administrative	1,385				2,268											7,240	6,802	9,524	8,676	9,836
Total operating expenses	1,591			$ 5,385	4,622	[1]	$ 5,000	[1]	$ 6,365	[1]	$ 5,590	$ 12,306		$ 5,986	$ 6,480	13,614	15,987	21,372	30,362	28,705
Loss from operations	(1,591)				(4,622)											(13,614)	(15,987)	(21,372)	(30,362)	(28,705)
Other income:
Investment income	53				113											231	311	436	259	193
Other income (expense), net	2				(1)											1	206	207	139	(14)
Total other income	55				112											232	517	643	398	179
Net loss	(1,536)	$ (5,315)	$ (6,531)		(4,510)		(4,879)		(6,081)							(13,382)	(15,470)	(20,729)	(29,964)	(28,526)
Foreign currency translation adjustment	(2)															(3)	(1)	(1)	6
Unrealized gain on available-for-sale investments					3												19	20	(20)	11
Comprehensive loss	(1,538)				(4,507)											(13,385)	(15,452)	(20,710)	(29,978)	(28,515)
Reconciliation of net loss to net loss attributable to common stockholders:
Net loss	(1,536)	$ (5,315)	$ (6,531)		(4,510)		$ (4,879)		$ (6,081)							(13,382)	(15,470)	(20,729)	(29,964)	(28,526)
Net loss attributable to common stockholders	$ (1,536)				$ (4,510)											$ (13,382)	$ (15,470)	$ (20,729)	$ (36,711)	$ (28,526)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.08)			$ (0.27)	$ (0.25)	[1]	$ (0.28)	[1]	$ (0.34)	[1]	$ (0.33)	$ (1.08)		$ (0.33)	$ (0.39)	$ (0.69)	$ (0.87)	$ (1.15)	$ (2.13)	$ (1.72)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders - basic and diluted (in shares)	19,585,394			19,221,292	17,824,186	[1]	17,674,729	[1]	17,674,729	[1]	17,619,418	17,619,418	[2]	17,207,672	16,636,201	19,476,487	17,725,095	18,102,219	17,274,326	16,561,799
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	$ 96				$ 904											$ 977	$ 2,647	$ 3,429	$ 3,227	$ 3,343
Research and Development Expense [Member]
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	(26)				298											233	877	1,142	1,109	1,114
General and Administrative Expense [Member]
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	$ 122				$ 606											$ 744	$ 1,770	$ 2,287	$ 2,118	$ 2,229

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.
[2]	Adjusted to correct an immaterial error in the weighted-average share calculation in the Company's Form 10-Q as of September 30, 2017.